FINANCIAL INVESTORS TRUST

Vulcan Value Partners Fund

Vulcan Value Partners Small Cap Fund

(the “Funds”)

SUPPLEMENT DATED MAY 1, 2025, TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED AUGUST 31, 2024, AS SUPPLEMENTED

Effective June 30, 2025, McGavock Dunbar will no longer serve as Portfolio Manager of the Funds. Accordingly, all references to Mr. Dunbar in the Prospectus and Statement of Additional Information will be deleted as of that date.

C.T. Fitzpatrick, Stephen Simmons, Colin Casey, and Taylor Cline will continue to serve as portfolio managers of the Funds.

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PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE